UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008
                                               -------------

Check here if Amendment [x ]; Amendment Number:   1
                                                 ---
   This Amendment (Check only one.):        [ ]  is a restatement.
                                            [x]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Hovde Capital Advisors LLC
Address:          1826 Jefferson Place, NW
                  Washington, D.C. 20036

Form 13F File Number:  28-10714
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The institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard J. Perry, Jr.
Title:   Managing Member
Phone:   (202) 822-8117

Signature, Place, and Date of Signing:

  /s/ Richard J. Perry, Jr.        Washington, D.C.           December 19, 2008
  -------------------------        ----------------           -----------------
     [Signature]                    [City, State]               [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         None
                                           ----
Form 13F Information Table Entry Total:     5
                                           ---
Form 13F Information Table Value Total:    $200,973 (thousands)
                                           -------------------



List of Other Included Managers:            None
                                            ----


Provide a numbered list of the name(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None
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                           FORM 13F INFORMATION TABLE



           COLUMN 1       COLUMN 2       COLUMN 3     COLUMN 4         COLUMN 5     COLUMN 6      COLUMN 7         COLUMN 8
           --------       --------       --------    ---------         --------     --------      --------        --------
             NAME         TITLE OF        CUSIP       VALUE      SHRS OR  SH/  PUT/ INVESTMENT     OTHER       VOTING AUTHORITY
             ----         --------        -----       -----      -------  ---  ---- ----------     -----       ----------------
                           CLASS                     (x$1,000)   PRN AMT  PRN  CALL DISCRETION    MANAGERS  SOLE    SHARED      NONE
                           -----                     ---------   -------  ---  ---- ----------    --------  ------------------------
ARGO GROUP INTERNATIONAL  COM            G0464B107   $ 14,150    421,623  SH          SOLE          NONE           363,014    58,609
ASPEN INSURANCE HOLDINGS  SHS            G05384105   $ 17,635    745,050  SH          SOLE          NONE           641,629   103,421
ENDURANCE SPECIALTY       SHS            G30397106   $ 15,415    500,645  SH          SOLE          NONE           431,285    69,360
SELECT SECTOR SPDR TR     SBI INT-FINL   81369Y605   $ 79,773  4,855,300       Call   SOLE          NONE         4,232,500   622,800
SPDR SERIES TRUST         S&P HOMEBUILD  78464A888   $ 74,000  4,504,000       Call   SOLE          NONE         3,926,600   577,400



Total                                                $200,973



































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